Note 9 - Basic and Diluted Net Income Per Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]

Note 9. Basic and Diluted Net Income per Share

Basic net income per share attributable to Avalon Holdings Corporation common shareholders for the years ended December 31, 2021 and 2020 is computed by dividing the net income by the weighted average number of common shares outstanding which was 3,899,431 for 2021 and 3,875,693 for 2020.

Diluted net income per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing net income by the weighted average number of common shares outstanding plus any weighted common equivalent shares determined to be outstanding during the period using the treasury method. The weighted common equivalent shares included in the calculation are related to stock options granted by Avalon where the weighted average market price of Avalon’s common stock for the period presented is greater than the option exercise price of the stock option.

For the years ended December 31, 2021 and 2020, the diluted weighted average number of shares outstanding was 3,933,071 and 3,877,853, respectively.

The income per share calculations for the years ended December 31, 2021 and 2020 are as follows (in thousands, except per share amounts):

	2021	2020
Net income attributable to Avalon Holdings Corporation common shareholders	$1,971	$14

Shares used in computing basic income per share	3,899	3,876
Potentially dilutive shares from stock options	34	2
Shares used in computing diluted income per share	3,933	3,878

Income per share attributable to Avalon Holdings Corporation common shareholders
Basic net income per share	$0.51	$0.00
Diluted net income per share	$0.50	$0.00